OTHER FINANCIAL ASSETS AT AMORTISED COST	6 Months Ended
Jun. 30, 2025
Financial assets at fair value through profit or loss [abstract]
OTHER FINANCIAL ASSETS AT AMORTISED COST	12. OTHER FINANCIAL ASSETS AT AMORTISED COST

	30 June 2025	31 December 2024
	£m	£m
Debt securities	3,718	3,408
	3,718	3,408
A significant portion of the debt securities are held in our eligible liquidity pool and consist mainly of government bonds and covered bonds.